Exhibit 1

COMM 2016-CCRE28 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2016-CCRE28

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Cantor Commercial Real Estate Lending, L.P.

Cantor Fitzgerald & Co.

Jefferies LoanCore LLC

Jefferies LLC

Ladder Capital Finance LLC

CastleOak Securities, L.P.

Wells Fargo Securities, LLC

Academy Securities, Inc.

13 January 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Ladder Capital Finance LLC 345 Park Avenue, 8th Floor New York, New York 10154

Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022	CastleOak Securities, L.P. 110 East 59th Street Second Floor New York, New York 10022

Jefferies LoanCore LLC c/o LoanCore Capital, LLC 55 Railroad Avenue, Suite 100 Greenwich, Connecticut 06830	Wells Fargo Securities, LLC 375 Park Avenue, 2nd Floor New York, New York 10152

Jefferies LLC 520 Madison Avenue New York, New York 10022	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Re:	COMM 2016-CCRE28 Mortgage Trust
Commercial Mortgage Pass-Through Certificates, Series 2016-CCRE28 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies, which are summarized on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained on the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	A draft of the preliminary prospectus for the COMM 2016-CCRE28 Mortgage Trust securitization transaction (the “Draft Preliminary Prospectus”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Provided Characteristics, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Prospectus or any other information provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 January 2016

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in COMM 2016-CCRE28 Mortgage Trust (the “Issuing Entity”) to be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 49 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on 119 commercial, multifamily and manufactured housing community properties.

Procedures we performed and our associated findings

1.	We obtained from German American Capital Corporation (“GACC”), Cantor Commercial Real Estate Lending, L.P. (“Cantor”), Jefferies LoanCore LLC (“JLC”) and Ladder Capital Finance LLC (“Ladder,” together with GACC, Cantor and JLC, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the later of the related due date of each mortgage loan in February 2016 and the date of origination of each mortgage loan (collectively, the “Cut-off Date”) and
b.	A record layout and decode table related to each respective Mortgage Loan Seller Data File.

GACC and Ladder, on behalf of the Depositor, indicated that the mortgage loan identified as “Equity Inns Portfolio” (the “Equity Inns Portfolio Mortgage Loan”) on the Mortgage Loan Seller Data File provided by Ladder consists of multiple portions of a pari-passu mortgage loan that will be transferred to the Depositor by GACC and Ladder. For the Equity Inns Portfolio Mortgage Loan, GACC and Ladder, on behalf of the Depositor, instructed us to perform the procedures described in this report for Ladder.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph in this Item 3.

Attachment A Page 2 of 9

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3., and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, we received an electronic data file from GACC, on behalf of the Depositor (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files), that GACC, on behalf of the Depositor, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning as of the Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Borrowers”). We compared the Related Borrower information that we identified to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity or ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

9.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown on the applicable Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 13 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD” for the “Original Interest Only Period (Months)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

11.	Using the:
a.	Seasoning as of the Cut-off Date (Months),
b.	Original Term to Maturity or ARD,
c.	Original Interest Only Period (Months) and
d.	Original Amortization Term

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD,
ii.	Remaining Interest Only Period and
iii.	Remaining Amortization Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic.

Attachment A Page 4 of 9

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Basis,
c.	Seasoning as of the Cut-off Date (Months),
d.	Original Interest Only Period (Months),
e.	First Payment Date,
f.	Maturity or ARD Date,
g.	Interest Rate and
h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with each Multiple Property Loan, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of the Cut-off Date (the “Cut-off Date Balance ($)”) and as of the “Maturity or ARD Date” of each Mortgage Loan (the “Maturity or ARD Balance ($)”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

13.	For each Pari Passu Mortgage Loan (as defined in Note 12 of Exhibit 2 to Attachment A) (except for the Equity Inns Portfolio Mortgage Loan and the Mortgage Loan identified on the Final Data File as “Santa Monica Multifamily Portfolio” (the “Santa Monica Multifamily Portfolio Mortgage Loan”), which are described in the succeeding paragraphs of this Item 13.), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information on the applicable Source Documents to recalculate the aggregate principal balance for the related Companion Loan(s) (as defined in Note 12 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance”). For each Pari Passu Mortgage Loan (except for the Equity Inns Portfolio Mortgage Loan and Santa Monica Multifamily Mortgage Loan), we compared the “Pari Passu Companion Loan Cut-off Date Balance” to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

13. (continued)

For the Santa Monica Multifamily Portfolio Mortgage Loan, which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “$20,000,000 Pari Passu Debt; $5,550,000 Mezzanine Debt” on the Final Data File, GACC, on behalf of the Depositor, instructed us to:

a.	Use information on the applicable Source Documents to recalculate the aggregate principal balance for the Companion Loan related to the Santa Monica Multifamily Portfolio Mortgage Loan as of the Cut-off Date (the “Santa Monica Multifamily Portfolio Companion Loan Cut-off Date Balance”),
b.	Use the information on the mezzanine loan agreement Secondary Financing Document (as defined in Note 21 of Exhibit 2 to Attachment A) to recalculate the principal balance as of the Cut-off Date of the mezzanine debt related to the Santa Monica Multifamily Portfolio Mortgage Loan (the “Santa Monica Multifamily Portfolio Mezzanine Cut-off Date Principal Balance”) and
c.	Use the sum of the:
i.	Santa Monica Multifamily Portfolio Companion Loan Cut-off Date Balance and
ii.	Santa Monica Multifamily Portfolio Mezzanine Cut-off Date Principal Balance

as the “Existing Additional Debt Amount” for the Santa Monica Multifamily Portfolio Mortgage Loan.

We compared the recalculated “Existing Additional Debt Amount” for the Santa Monica Multifamily Portfolio Mortgage Loan to the corresponding information on the Final Data File and found such information to be in agreement.

For the Equity Inns Portfolio Mortgage Loan, which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “$192,000,000 Pari Passu Debt; $65,743,257 Preferred Equity” on the Final Data File, Ladder, on behalf of the Depositor, instructed us to:

a.	Use information on the applicable Source Documents to recalculate the aggregate principal balance for the Companion Loans related to the Equity Inns Portfolio Mortgage Loan as of the Cut-off Date (the “Equity Inns Portfolio Companion Loan Cut-off Date Balance”) and
b.	Use the sum of the:
i.	Equity Inns Portfolio Companion Loan Cut-off Date Balance and
ii.	Equity Inns Portfolio Preferred Equity Cut-off Date Balance (as defined in Note 21 of Exhibit 2 to Attachment A)

as the “Existing Additional Debt Amount” for the Equity Inns Portfolio Mortgage Loan.

We compared the recalculated “Existing Additional Debt Amount” for the Equity Inns Portfolio Mortgage Loan to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which have the “Existing Additional Debt (Yes/No)” characteristic as “No” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Existing Additional Debt Amount” characteristic.

Attachment A Page 6 of 9

14.	Using:
a.	Information on the Final Data File,
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus and
c.	The applicable calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 14.,

we recalculated the:

i.	Underwritten NOI DSCR,
ii.	Underwritten NCF DSCR,
iii.	Cut-Off Date LTV Ratio,
iv.	“As is” Cut-off Date LTV,
v.	LTV Ratio at Maturity or ARD,
vi.	Underwritten NOI Debt Yield,
vii.	Underwritten NCF Debt Yield,
viii.	NOI Debt Yield at Maturity,
ix.	NCF Debt Yield at Maturity,
x.	% of Initial Pool Balance,
xi.	Annual Debt Service ($) and
xii.	Cut-off Balance per Unit

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” to two decimal places and to round the “Cut-Off Date LTV Ratio,” ““As is” Cut-off Date LTV,” “LTV Ratio at Maturity or ARD,” “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “NOI Debt Yield at Maturity” and “NCF Debt Yield at Maturity” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the aggregate:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	Cut-Off Date LTV Ratio,
d.	“As is” Cut-off Date LTV,
e.	LTV Ratio at Maturity or ARD,
f.	Underwritten NOI Debt Yield,
g.	Underwritten NCF Debt Yield,
h.	NOI Debt Yield at Maturity and
i.	NCF Debt Yield at Maturity

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 7 of 9

14. (continued)

For the purpose of recalculating the “Cut-Off Date LTV Ratio,” ““As-is” Cut-off Date LTV,” “Underwritten NOI Debt Yield” and “Underwritten NCF Debt Yield” characteristics for the Mortgage Loan identified on the Final Data File as “The Place Apartments,” GACC, on behalf of the Depositor, instructed us to deduct $2,430,800 from the “Cut-off Date Balance ($)” characteristic that is shown on the Final Data File, which is the “Earnout/Holdback” amount for this Mortgage Loan that is shown on the Final Data File.

For the Pari Passu Mortgage Loans, the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and the related Companion Loan(s), which is twelve (12) times the sum of the:

i.	Monthly Debt Service ($) and

ii.	Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics.

For the Pari Passu Mortgage Loans, the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Cut-off Date Balance ($)” of the Mortgage Loan, as shown on the Final Data File and
b.	The aggregate principal balance as of the Cut-off Date for the Companion Loan(s) related to each Pari Passu Mortgage Loan, recalculated using information on the applicable Source Documents,

to recalculate the:

i.	Cut-Off Date LTV Ratio,

ii.	“As Is” Cut-off Date LTV,

iii.	Underwritten NOI Debt Yield,

iv.	Underwritten NCF Debt Yield and

v.	Cut-off Balance per Unit

characteristics.

For the Pari Passu Mortgage Loans, the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Maturity or ARD Balance ($)” of the Mortgage Loan, as shown on the Final Data File, and
b.	The aggregate principal balance as of the “Maturity or ARD Date” for the Companion Loan(s) related to each Pari Passu Mortgage Loan, recalculated using information on the applicable Source Documents, to recalculate the:

i.	LTV Ratio at Maturity or ARD,

ii.	NOI Debt Yield at Maturity and

iii.	NCF Debt Yield at Maturity

characteristics.

Attachment A Page 8 of 9

15.	For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

16.	Using:
a.	Information on the Final Data File for the Santa Monica Multifamily Portfolio Mortgage Loan,
b.	Information on the applicable Source Documents and Secondary Financing Documents for the Santa Monica Multifamily Portfolio Mortgage Loan and
c.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt UW NOI DSCR,

ii.	Total Debt UW NCF DSCR,
iii.	Total Debt LTV at Cut-Off,
iv.	Total Debt LTV at Maturity,
v.	Total Debt U/W NOI Debt Yield,
vi.	Total Debt U/W NCF Debt Yield,
vii.	Total Debt NOI Debt Yield at Maturity,
viii.	Total Debt NCF Debt Yield at Maturity,
ix.	Total Debt Cut-Off Balance per Unit and
x.	Total Debt Balance per Unit at Maturity

of the Santa Monica Multifamily Portfolio Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by GACC, on behalf of the Depositor, to round the “Total Debt UW NOI DSCR” and “Total Debt UW NCF DSCR” to two decimal places and to round the “Total Debt LTV at Cut-Off,” “Total Debt LTV at Maturity,” “Total Debt U/W NOI Debt Yield,” “Total Debt U/W NCF Debt Yield,” “Total Debt NOI Debt Yield at Maturity” and “Total Debt NCF Debt Yield at Maturity” to the nearest 1/10th of one percent.

For each Mortgage Loan (except for the Santa Monica Multifamily Portfolio Mortgage Loan, which is described in the preceding paragraph of this Item 16.), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<Blank>” for each of the characteristics listed in i. through x. above.

Attachment A Page 9 of 9

17.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicer Fee Rate and
c.	Sub Servicer Fee Rate

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicing Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Servicing Fee,
b.	Trustee/Administrator Fee Rate,
c.	CREFC Fee and
d.	Operating Advisor Fee Rate

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Administrative Fee Rate and
b.	Additional Strip

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Total Strip” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• AP Retail Portfolio	Original Balance ($) Cut-off Date Balance ($) and Maturity or ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the loan agreement Source Document

The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the loan agreement Source Document

• AG Life Time Fitness Portfolio • Equity Inns Portfolio • Harvey Building Products Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined in Note 12 of Exhibit 2 to Attachment A) that are stated on the loan agreement Source Document

• Santa Monica Multifamily Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated on the applicable appraisal report Source Document

Note:

Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Item 12. of Attachment A and on Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Detailed Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
General Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Units of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units/Rentable Square Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Master Lease, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Occupancy As-of Date (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Occupancy	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Third Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Second Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Second Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 5)	Appraisal Report
Appraisal As-of Date (see Note 5)	Appraisal Report
“As is” Appraisal Value (see Note 5)	Appraisal Report
“As is” Date of Valuation	Appraisal Report
FIRREA Compliant (Yes/No)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Date of Phase II Report (if applicable) (see Note 6)	Phase II Environmental Report
Date of Seismic Report (see Note 7)	Seismic Report
PML/SEL (%) (see Note 7)	Seismic Report
Earthquake Insurance (Y/N)	Certificate of Property Insurance
Terrorism Insurance (Y/N)	Certificate of Property Insurance
Windstorm Insurance (Y/N)	Certificate of Property Insurance
Environmental Insurance (Y/N) (see Note 6)	Certificate of Environmental Insurance
Single Tenant (Yes/No)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Master Lease or Tenant Estoppel

Major Tenant Information: (see Note 8)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 9)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 9)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 9)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

4th Largest Tenant Lease Expiration (see Note 9)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 9)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 10)

Characteristic	Source Document(s)

Third Most Recent Operating Statements Date	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent Capital Items	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Operating Statements Date	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent Capital Items	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent Operating Statements Date	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent Capital Items	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Reserves ($)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information: (see Note 11)

Characteristic	Source Document(s)

Monthly Tax Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Tax Escrow Analysis Document
Monthly Insurance Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Insurance Escrow Analysis Document
Monthly Replacement Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly TI/LC Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserves ($) (see Note 2)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Other Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserves Description (see Note 2)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Tax Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Tax Escrow Analysis Document
Upfront Insurance Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Insurance Escrow Analysis Document
Upfront Replacement Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront TI/LC Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Insurance Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Engineering Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Earnout/Holdback (see Note 2)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Earnout/Holdback Description (see Note 2)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Is Borrower a DST (Delaware Statutory Trust)?	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Guarantor (see Note 2)	Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Environmental Indemnity
Sponsor (see Note 2)	Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Environmental Indemnity
Original Balance ($) (see Note 12)

For Underlying Properties associated with Multiple Property Loans:

•     Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

For all other Mortgage Loans:

•     Promissory Note, Loan Agreement or Loan Modification Agreement

Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 12, 13 and 14)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 12)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity or ARD Date	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

ARD Loan (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Fee	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Notes 15 and 16)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (see Note 17)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Cash Management (see Note 18)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Prepayment Provisions (# of payments) (see Notes 16 and 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 16 and 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepayment or Release Description	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Independent Director (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration	Ground Lease Agreement or Sub-Ground Lease Agreement
Ground Lease Extension Terms	Ground Lease Agreement or Sub-Ground Lease Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Letter of Credit	Letter of Credit, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TIC	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Crossed With Other Loans	Cross-Collateralization Agreement
Existing Additional Debt (Yes/No) (see Note 21)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Existing Additional Debt Description (see Note 21)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Future Debt Permitted (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Permitted Type	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Property Manager	Management Agreement or Loan Agreement
Franchise Flag	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
Previous Securitization (see Note 22)	Bloomberg Screenshot or Trepp Screenshot

Notes:

1.	For the purpose of comparing the:
	a.	Address,
	b.	City and
	c.	State
characteristics, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to ignore differences that are standard postal abbreviations.

Exhibit 2 to Attachment A

Notes: (continued)

2.	For each Mortgage Loan (or, if applicable, each specific Underlying Property that secures a Mortgage Loan) listed in Table A1, JLC, GACC and Ladder, as applicable, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown on the applicable Source Document(s):

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value
JLC	Promenade Gateway	N/A	Other Reserves ($)	5,200,000	200,000

			Description Other Reserve	Retail Holdback (Upfront: 5,000,000); AMC Theaters Conversion Reserve (Upfront: 200,000)	AMC Theaters Conversion Reserve (Upfront: 200,000)
			Earnout/Holdback	Yes	No

			Earnout/Holdback Description	Upon Borrower entering into a triple-net lease for the vacant 1,538 sq. ft. retail space (that is currently subject to a fully executed LOI with M.A.C. Cosmetics Inc.) with a term of at least five years, so long as no event of default has occurred and is continuing, (i) $5,000,000 will be released to the borrower so long as rent payable on the replacement lease is at least $26 PSF per month and (ii) if the rent on the replacement lease is less than $26 PSF per month, an amount equal to the rent PSF divided by $26 and multiplied by $5,000,000 will be released to the Borrower.	NAP

GACC	32 Avenue of the Americas	N/A	Guarantor	No Source Document(1)	32 Sixth Avenue Company LLC
			Sponsor	No Source Document(1)	Jack Rudin; William C. Rudin; Eric C. Rudin; Beth Rudin DeWoody

Exhibit 2 to Attachment A

Notes: (continued)

2.	(continued)

Table A1: (continued)
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value
GACC	Netflix HQ 2	N/A	Guarantor	No Source Document(1)	NAP
			Sponsor	No Source Document(1)	Wealth Management Capital Holding GMBH

Ladder	Harvey Building Products Portfolio	Auburn	Year Renovated	No evidence of renovations provided	1995-2006

GACC	Hilton Garden Inn Albany	N/A	Detailed Property Type	Select Service	Full Service

Ladder	Dollar General – Montrose	N/A	Sponsor	Ladder Capital CRE Equity LLC	Ladder Capital Finance LLC

(1)	GACC, on behalf of the Depositor, indicated there is no guaranty agreement Source Document for this Mortgage Loan

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in the “Provided Value” column of Table A1 that was provided by JLC, GACC and Ladder, as applicable, on behalf of the Depositor.

3.	For the purpose of comparing the “General Property Type” characteristic for each mortgaged property on the Combined Data File that contains information on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Document which indicates that the mortgaged property is comprised of more than one property type (except for the mortgaged property described in the succeeding paragraph of this Note 3), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent, as shown on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Document.

For the mortgaged property identified on the Combined Data File as “Promenade Gateway,” which is comprised of more than one property type, as shown on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Document, JLC, on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic.

4.	For the purpose of comparing the “Occupancy As-of Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document only indicated the month and year.

For each mortgaged property identified on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy As-of Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the Equity Inns Portfolio Mortgage Loan, which is a Multiple Property Loan, the appraisal report Source Documents contain:

a.	Individual appraised values for each of the 21 Underlying Properties, which total $322,400,000 in the aggregate, and

b.	A portfolio appraised value for the combined portfolio of $360,000,000.

For the purpose of comparing the “Appraised Value ($)” and ““As is” Appraisal Value” characteristics for the Equity Inns Portfolio Mortgage Loan, Ladder, on behalf of the Depositor, instructed us to use the portfolio appraised value of $360,000,000 that is shown on the appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” and ““As is” Appraisal Value” characteristics for each Underlying Property that secures the Equity Inns Portfolio Mortgage Loan, Ladder, on behalf of the Depositor, instructed us to use the individual appraised value for each Underlying Property, as shown on the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $360,000,000 “Appraised Value ($)” or ““As is” Appraisal Value” that are shown on the Combined Data File for the Equity Inns Portfolio Mortgage Loan).

For the Mortgage Loans with “as complete” for the “Appraisal Value As Is / Stabilized” characteristic on the Combined Data File, GACC, on behalf of the Depositor, instructed us to use the “as complete” appraised value and the corresponding date of completion or renovation, each as shown on the applicable appraisal report Source Document, for the “Appraised Value ($)” and “Appraisal As-of Date” characteristics, respectively.

6.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Insurance (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained a certificate of environmental insurance Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property that did not contain a certificate of environmental insurance Source Document in the related loan file was required by the applicable Mortgage Loan Seller to obtain environmental insurance for the related mortgaged property.

7.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file.

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the “Major Tenant Information” characteristics for each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for each Mortgage Loan and/or mortgaged property on the Combined Data File (except for the Mortgage Loan described in the succeeding paragraph of this Note 8), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date, all as shown on the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for the Mortgage Loan identified on the Combined Data File as “32 Avenue of the Americas” (the “32 Avenue of the Americas Mortgage Loan”), GACC, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant at the related mortgaged property, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown on the applicable Source Document.

9.	For the purpose of comparing the:

a.	Largest Tenant Lease Expiration,

b.	2nd Largest Tenant Lease Expiration,

c.	3rd Largest Tenant Lease Expiration,

d.	4th Largest Tenant Lease Expiration and

e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document only showed the month and year of expiration.

10.	For the purpose of comparing the “Underwriting Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

11.	For the purpose of comparing the “Reserve and Escrow Information” characteristics for each Mortgage Loan contributed by Cantor (each, a “Cantor Mortgage Loan”), Cantor, on behalf of the Depositor, instructed us to not include any payment reserves that are shown on the closing statement Source Document. Cantor, on behalf of the Depositor, indicated that all payment reserves are released on the “First Payment Date” of each Cantor Mortgage Loan.

Exhibit 2 to Attachment A

Notes: (continued)

12.	The Mortgage Loan Sellers, as applicable, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more pari-passu portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). For each Whole Loan listed in Table A2, the applicable Source Document listed in the “Source Document” column of Table A2 indicates that the Whole Loan was split into multiple portions which are pari-passu with each other (each such portion, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2:

Table A2:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Source Document
Santa Monica Multifamily Portfolio	GACC	Mortgage Loan Companion Loan	Note A-1 Note A-2	Interest Only	Loan Agreement

AG Life Time Fitness Portfolio	Cantor	Mortgage Loan Companion Loans	Note A-1 Note A-2 Note A-3 Note A-4	Interest Only	Loan Modification Agreement

Promenade Gateway	JLC	Mortgage Loan Companion Loan	Note A-1 Note A-2	Interest Only	Loan Agreement

32 Avenue of the Americas	GACC	Mortgage Loan Companion Loans	Note A-5 Note A-1 Note A-2 Note A-3 Note A-4	Interest Only	Loan Agreement

Hyatt Regency St. Louis at The Arch	Cantor	Mortgage Loan Companion Loan	Note A-1 Note A-2	Interest Only, then Amortizing	Loan Modification Agreement

FedEx Brooklyn	JLC	Mortgage Loan Companion Loan	Note A-2 Note A-1	Interest Only, ARD	Loan Modification Agreement

Equity Inns Portfolio	Ladder	Mortgage Loan Companion Loans	Note A-2-A1 Note A-5-A Note A-1-A Note A-1-B Note A-2-A2 Note A-2-B Note A-3 Note A-4-A Note A-4-B Note A-5-B Note A-6	Interest Only	Loan Modification Agreement

Harvey Building Products Portfolio	Ladder	Mortgage Loan Companion Loans	Note A-2-A Note A-2-B Note A-1 Note A-3	Amortizing Balloon	Loan Modification Agreement

Element LA	Cantor	Mortgage Loan Companion Loans	Note A-1B Note A-1A Note A-2A Note A-2B	Interest Only	Loan Modification Agreement

Exhibit 2 to Attachment A

Notes: (continued)

12. (continued)

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, instructed us to use information on the Source Document listed in the “Source Document” column of Table A2 for the “Note Component(s)” that are listed in the “Note Component(s)” column of Table A2 that are associated with the “Mortgage Loan” portion(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “Interest Only, ARD” listed in the “Amortization Type” column of Table A2 (together, the “Interest Only Pari Passu Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The aggregate original balance of the related Companion Loan(s), as shown on the applicable Source Document,
b.	The interest rate for the related Companion Loan(s), as shown on the applicable Source Document, and
c.	365/360.

For the purpose of the procedure described in the preceding paragraph, the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Interest Only Pari Passu Mortgage Loan without regard to any adjustments for a leap year.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Interest Only, then Amortizing” listed in the “Amortization Type” column of Table A2 (the “Partial I/O Pari Passu Mortgage Loan”), Cantor, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the applicable Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Partial I/O Pari Passu Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the original balance of the related Companion Loan to the original balance of the related Whole Loan, each as shown on the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

12. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Amortizing Balloon” listed in the “Amortization Type” column of Table A2 (the “Amortizing Balloon Pari Passu Mortgage Loan”), Ladder, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the applicable Source Document based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the applicable Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Amortizing Balloon Pari Passu Mortgage Loan, Ladder, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the aggregate original balance of the related Companion Loans to the original balance of the related Whole Loan, all as shown on the applicable Source Document.

13.	For the Mortgage Loans identified on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only, ARD” (together, the “Interest Only Loans”), all of which have an “Interest Accrual Basis” of “Actual/360,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of the:
a.	Original Balance ($),
b.	Interest Rate and
c.	365/360.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic for each Interest Only Loan without regard to any adjustments for a leap year.

14.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans identified on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, then Amortizing” (the “Partial I/O Loans”) (except for the Partial I/O Pari Passu Mortgage Loan, which is described in Note 12 above), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” after the expiration of the “Original Interest Only Period (Months),” as shown on the applicable Source Document.

15.	For the purpose of comparing the “First Payment Date” characteristic, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to assume that the “First Payment Date” is the “Payment Date” after the end of the first full interest accrual period, as shown on the promissory note, loan agreement or loan modification agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

16.	For the 32 Avenue of the Americas Mortgage Loan, the loan agreement Source Document contains the following language in section 2.3.1:

Borrower shall pay to Lender on the Payment Date occurring in November, 2015, and on each Payment Date thereafter up to and including the Maturity Date, the Monthly Debt Service Payment Amount, which payments shall be applied to accrued and unpaid interest on the Loan.

For the purpose of comparing the:

a.	First Payment Date,
b.	Prepayment Provisions (# of payments) and
c.	Lockout Expiration Date

characteristics for this Mortgage Loan, GACC, on behalf of the Depositor, instructed us to assume that the portion of the language described above which reads “on the Payment Date occurring in November, 2015” is replaced with “on the Payment Date occurring in December, 2015.”

17.	For the purpose of comparing the “Lockbox” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the related borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender,
b.	Soft – the related borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender,
c.	Springing Hard – a lockbox is not currently in place, but the mortgage loan documents require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the mortgage loan documents,
d.	Springing Soft - a lockbox is not currently in place, but the mortgage loan documents require the imposition of a soft lockbox upon the occurrence of an event of default or one or more specified trigger events under the mortgage loan documents and
e.	Soft Springing Hard – the related borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender, but the mortgage loan documents require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the mortgage loan documents.

Exhibit 2 to Attachment A

Notes: (continued)

18.	For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – funds in the lockbox are disbursed according to the mortgage loan documents to pay debt service, reserves and other amounts required by the mortgage loan documents before the lender either (i) disburses excess cash to the related borrower or (ii) retains excess cash as additional collateral for the mortgage loan and
b.	Springing – until the occurrence of an event of default or one or more specified trigger events under the mortgage loan documents, funds in the lockbox are swept to an account controlled by the related borrower on a daily basis. Upon the occurrence of an event of default or one or more specified trigger events under the mortgage loan documents, funds in the lockbox are required to be forwarded to a cash management account controlled by the lender and such funds are disbursed according to the mortgage loan documents to pay debt service, reserves and other amounts required by the mortgage loan documents.

19.	For the purpose of comparing the “Prepayment Provisions (# of payments)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable loan agreement Source Document) has been securitized.

20.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the day prior to the first “Payment Date” of the open period for Mortgage Loans that allow for defeasance,
b.	Use the day prior to the first “Payment Date” of the yield maintenance period or prepayment penalty period for Mortgage Loans that can be prepaid with yield maintenance or a prepayment penalty and
c.	Use “NAP” for Mortgage Loans that do not have a lockout period,

even if the provisions of the promissory note, loan agreement or loan modification agreement Source Documents do not require the payment of interest to the next “Payment Date” when the prepayment occurs on a date other than a monthly “Payment Date.”

21.	For the purpose of comparing the:
a.	Existing Additional Debt (Yes/No) and
b.	Existing Additional Debt Description

characteristics, either:

i.	The loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine loan agreements, intercreditor agreements, co-lender agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt.

Exhibit 2 to Attachment A

Notes: (continued)

21. (continued)

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents and the Secondary Financing Documents provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Existing Additional Debt (Yes/No)” and “Existing Additional Debt Description” characteristics for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, instructed us to include the related Companion Loans as “additional debt.”

For the Mortgage Loan identified on the Combined Data File as “Netflix HQ 2” (the “Netflix HQ 2 Mortgage Loan”), the loan agreement Source Document indicates that the related borrower may incur “Permitted Unsecured Bridge Equity” (as defined on the applicable loan agreement Source Document) on or prior to the closing of the Netflix HQ 2 Mortgage Loan. For the purpose of comparing the “Existing Additional Debt (Yes/No)” and “Existing Additional Debt Description” characteristics for the Netflix HQ 2 Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use “No” and “None,” respectively.

For the Equity Inns Portfolio Mortgage Loan, Ladder, on behalf Depositor, indicated that, in addition to the pari passu debt, the borrower under the Equity Inns Portfolio Mortgage Loan holds $65,743,257 of preferred equity as of the Cut-off Date (the “Equity Inns Portfolio Preferred Equity Cut-off Date Balance”). For the purpose of comparing the “Existing Additional Debt (Yes/No)” and “Existing Additional Debt Description” characteristics for the Equity Inns Portfolio Mortgage Loan, Ladder, on behalf of the Depositor, instructed us to use “Yes” and “$192,000,000 Pari Passu Debt; $65,743,257 Preferred Equity,” respectively.

22.	For each Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”). We performed no procedures to determine if any Mortgage Loan for which we were not provided Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Originator
Mortgage Loan Seller
Property Flag
# of Properties
Appraisal Value As Is / Stabilized
Loan Purpose
Owner Occupancy > 5%
Confirm Required Repairs are Escrowed at 125% (Yes/No)
Controlling Note (Yes/No)
Master Servicing Fee Rate
Primary Servicer Fee Rate
Trustee/Administrator Fee Rate
CREFC Fee
Operating Advisor Fee Rate
Sub Servicer Fee Rate
Sub Serviced (Y/N)
Sub Servicer Name
Additional Strip

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.